Equity-Based Compensation (Details) (USD $)	12 Months Ended					6 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2014	May 22, 2014	May 20, 2010	May 17, 2007
Williams Companies Incentive Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares reserved for issuance	31,000,000					31,000,000	10,000,000	11,000,000	19,000,000
Shares available for future grants	22,000,000					22,000,000
Equity-based compensation expense	$ 44,000,000		$ 37,000,000		$ 36,000,000
Tax benefit from equity-based compensation expense	17,000,000		14,000,000		13,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense	63,000,000					63,000,000
Estimated forfeitures under employee equity-based awards	2,000,000					2,000,000
Unrecognized equity-based compensation expense, Weighted-average period of recognition in years	2 years
Williams Companies Incentive Plan [Member] | Stock options [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Stock Options	4,000,000					4,000,000
Rollforward of stock option activity and related information
Options Outstanding, Beginning Balance	6,700,000
Options, Weighted Average Exercise Price, Beginning Balance	$ 21.82
Options, Granted	800,000
Options, Weighted Average Exercise Price, Granted	$ 41.76
Options, Exercised	(1,700,000)
Options, Weighted Average Exercise Price, Exercised	$ 17.93
Options Outstanding, Ending Balance	5,800,000		6,700,000			5,800,000
Options, Weighted Average Exercise Price, Ending Balance	$ 25.86		$ 21.82			$ 25.86
Options, Aggregate Intrinsic Value, Ending Balance	110,000,000					110,000,000
Options Exercisable at Period End	4,000,000					4,000,000
Options, Weighted Average Exercise Price, Exercisable at Period End	$ 21.25					$ 21.25
Options, Aggregate Intrinsic Value, Exercisable at Period End	96,000,000					96,000,000
Total intrinsic value of stock options exercised	48,000,000		23,000,000		69,000,000
Tax benefit realized from stock options exercised	18,000,000		9,000,000		25,000,000
Cash received from stock option exercised	31,000,000		13,000,000		50,000,000
Stock Options Outstanding, Weighted Average Remaining Contractual Life	5 years 5 months
Stock Options Exercisable, Weighted Average Remaining Contractual Life	4 years 2 months
Estimated fair value at date of grant of options for common stock granted
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$ 7.50		$ 5.94		$ 5.65
Weighted-average assumptions:
Dividend yield	4.20%		4.30%		3.70%
Volatility	28.00%		29.70%		30.00%
Risk-free interest rate	2.20%		1.40%		1.30%
Expected life (years)	6 years 6 months		6 years 6 months		6 years 6 months
Duration Of Base Term For Peer Group Historical Volatility Measurement	10 years
Williams Companies Incentive Plan [Member] | Nonvested Restricted Stock Units [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Restricted Stock Units	59,000,000					59,000,000
Rollforward of nonvested restricted stock unit activity and related information
Restricted Stock Units, Nonvested shares, Beginning Balance	3,500,000
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Beginning Balance	$ 27.16	[1]
Restricted Stock Units, Granted	1,400,000
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$ 42.79	[1]	$ 30.43		$ 20.61
Restricted Stock Units, Forfeited	(100,000)
Restricted Stock Units, Forfeited, Weighted-Average Fair Value	$ 29.57	[1]
Restricted Stock Units, Vested, Shares	(1,200,000)
Restricted Stock Units, Vested, Weighted-Average Fair Value	$ 24.07	[1]
Restricted Stock Units, Nonvested shares, Ending Balance	3,600,000		3,500,000			3,600,000
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Ending Balance	$ 33.90	[1]	$ 27.16	[1]		$ 33.90 [1]
Restricted Stock Units, Vested in Period, Fair Value	27,000,000		27,000,000		22,000,000
Williams Companies Incentive Plan [Member] | Performance Shares [Member]
Rollforward of nonvested restricted stock unit activity and related information
Share Based Compensation Arrangement By Share Based Payment Award Duration Of Postvesting Restriction On Sale	2 years
Performance based nonvested restricted stock units as a percent of total nonvested restricted stock units outstanding	39.00%					39.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Minimum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	5.83%
Range of vested shares based on extent to which certain financial targets are achieved	0.00%					0.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Maximum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	15.58%
Range of vested shares based on extent to which certain financial targets are achieved	500.00%					500.00%
Employee Stock Purchase Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares reserved for issuance							1,600,000		2,000,000
Shares available for future grants	1,800,000					1,800,000
Maximum annual amount for purchase of common stock per participant under employee stock purchase plan	15,000
Number of shares eligible for employee to purchase per offering period	750
Percentage of purchase price is the lower of closing price of either the first or the last day of the offering period	85.00%
No. of shares purchases by employees	193,000
Average price of shares purchased	$ 35.33
Access Midstream Partners Long Term Incentive Plan [Member] | Nonvested Restricted Stock Units [Member]
Equity-Based Compensation (Textuals) [Abstract]
Equity-based compensation expense						11,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Restricted Stock Units	65,000,000					65,000,000
Estimated forfeitures under employee equity-based awards	$ 6,000,000					$ 6,000,000
Unrecognized equity-based compensation expense, Weighted-average period of recognition in years						2 years 4 months
Rollforward of nonvested restricted stock unit activity and related information
Restricted Stock Units, Granted	1,300,000
Weighted-average grant date fair value of restricted stock units granted during the year, per share						$ 59.67
Restricted Stock Units, Forfeited						0
Restricted Stock Units, Forfeited, Weighted-Average Fair Value						$ 63.89
Restricted Stock Units, Vested, Shares						0
Restricted Stock Units, Vested, Weighted-Average Fair Value						$ 63.75
Restricted Stock Units, Nonvested shares, Ending Balance	1,300,000					1,300,000
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Ending Balance	$ 59.35					$ 59.35
Access Midstream Partners Long Term Incentive Plan [Member] | Nonvested Restricted Stock Units [Member] | Minimum [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
Access Midstream Partners Long Term Incentive Plan [Member] | Nonvested Restricted Stock Units [Member] | Maximum [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years

[1]	Performance-based restricted stock units are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. Certain of the performance based restricted stock units are subject to a holding period of up to two years after the vesting date. Discounts for the restrictions of liquidity were applied to the estimated fair value at the date of the awards and ranged from 5.83 percent to 15.58 percent. The discounts were developed using the Chaffe model and the Finnerty model. All other restricted stock units are valued at the grant-date market price or the grant-date market price less dividends projected to be paid over the vesting period. Restricted stock units generally vest after three years.